RELATED PARTIES: - Additional information (Details) - Mr. Leibovitch $ in Thousands	Feb. 14, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Amount of monthly compensation	$ 85,000
Percentage of increment in yearly bonus	1.00%
Percentage of increment in annual bonus	1.00%